Investment accounted for using equity method	12 Months Ended
Dec. 31, 2025
Investment accounted for using equity method
Investment accounted for using equity method

10.Investment accounted for using equity method

The Company and VGI Global Media PLC (“VGI”), an online-to-offline solutions provider across advertising, payment and logistics platforms in Thailand, jointly established V-Click Technology Company Limited (“V-Click”). VGI holds a majority stake of 51% in V-Click and the Company holds the remaining 49% stake. The investment was accounted for as an equity-method investment due to the significant influence over the operating and financial policies of V-Click.

	As of
	January 1,	As of December 31,
	2024	2024	2025
Investment in an associate	—	—	90

Share of losses from an associate	—	—	(50)

Movement on the Company’s investment in an associate during the year ended December 31, 2025 was as follows:

	As of
	January 1,	As of December 31,
	2024	2024	2025
Balance at the beginning of year	—	—	—
Business combination - merger transaction (Note 5.1)	—	—	140
Share of losses	—	—	(50)
Balance at the end of year	—	—	90

10.Investment accounted for using equity method (Continued)

There are no material contingent liabilities relating to the Group’s interests in the investment accounted for using equity method.

The table below summarized financial information of V-Click.

As of and
for the year ended
December 31,
2025
Statement of financial position
Current assets
Cash and cash equivalents	110
Trade and other receivables	218
328
Current liabilities
Trade and other payables	136
Other liabilities	8
144

Net assets	184

Statement of profit or loss
Revenue	66
Cost of revenue	(132)
Gross profit	(66)

Operating expenses	(37)
Net profit	(103)

Reconciliation of carrying amount:
Net assets value	184
Group’s share in %	49%
Carrying amount	90